CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Assets
Securities held to maturity, approximate fair value	$ 113,000	$ 132,000
Stockholders' equity
Serial preferred stock, par value (in dollars per share)	$ 0.10	$ 0.10
Serial preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Serial preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	1,718,473	1,718,473
Treasury stock, shares (in shares)	31,946	31,946